Segments	12 Months Ended
Dec. 31, 2024
Segments

1.13    Segments

The Company has been operating as a single segment for financial reporting purposes since its inception. The Chief Operating Decision Maker is the CEO. He is responsible for making all decisions regarding the use of capital.